INTANGIBLE ASSETS (Details) - The capitalized development costs amortization	Dec. 31, 2014 USD ($)
The capitalized development costs amortization [Abstract]
2015	$ 333,974
2016	242,323
2017	130,656
2018	69,694
Thereafter	17,904
Total	$ 794,551